Description Of Business And Significant Accounting Policies (Narrative) (FY) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2018 USD ($)
Description Of Business And Significant Accounting Policies [Line Items]
Unevaluated properties	$ 0		$ 0		$ 0	$ 0
Current cost discount					10.00%
Stock based compensation			11,000	$ 14,000	$ 17,000	23,000
Federal net operating loss carryforwards					33,800,000
Deferred tax asset	0		0		65,000	130,000
Derivatives					$ 0	0
Customers | Customer					2
Impairment			0	0	$ 0	0
Accounts receivable - noncurrent					65,000	130,000
Gain on sale of assets			4,000	45,000	45,000	33,000
Inventory	302,000		302,000		415,000	464,000
Allowance for doubtful accounts	0		0		0	0
Revenue	$ 765,000	$ 1,215,000	2,292,000	$ 3,777,000	4,911,000	5,871,000
Natural Gas Imbalances [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Revenue			$ 0		$ 0	$ 0
Customer A [Member] | Revenue [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Customer's percentage of risk					87.70%	85.60%
Customer B [Member] | Revenue [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Customer's percentage of risk					11.80%	13.80%
Customer C [Member] | Accounts Receivable [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Customer's percentage of risk					76.90%	84.40%
Two Customers [Member] | Accounts Receivable [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Customer's percentage of risk					86.00%	93.20%
Equipment [Member]
Description Of Business And Significant Accounting Policies [Line Items]
Gain on sale of assets					$ 45,000
Proceeds from sale of equipment inventory					$ 150,000